Average Annual Total Returns{- Fidelity Enduring Opportunities Fund} - 10.31 Fidelity Enduring Opportunities Fund Pro-04 - Fidelity Enduring Opportunities Fund	Fidelity Enduring Opportunities Fund Return Before Taxes Past 1 year	Fidelity Enduring Opportunities Fund Return Before Taxes Since Inception		Fidelity Enduring Opportunities Fund After Taxes on Distributions Past 1 year	Fidelity Enduring Opportunities Fund After Taxes on Distributions Since Inception		Fidelity Enduring Opportunities Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Enduring Opportunities Fund After Taxes on Distributions and Sales Since Inception		MS159 Past 1 year	MS159 Since Inception
Total	31.72%	32.82%	[1]	31.72%	32.79%	[1]	18.78%	25.13%	[1]	16.68%	18.91%	[1]

[1]	(a)From November 5, 2019